Statements of Changes in Stockholders' Equity/(Deficit) - USD ($) $ in Thousands	Parent Investment [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B-1 Preferred Stock [Member]	Common Stock [Member]	Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series B Preferred Stock [Member]	Total
Balance at Dec. 31, 2021	$ 1,461							$ (2,751)		$ (1,290)
Balance, shares at Dec. 31, 2021		8,750,000
Issuance of Non-Voting Common Stock to Parent company members					$ 1		(1)
Balance, shares					28,179,592
Sale of Series B Preferred Stock							2,150			2,150
Balance, shares			381,658
Stock-based compensation expense							265			265
Balance, shares					51,250
Net loss								(5,121)		(5,121)
Balance at Dec. 31, 2022	1,461				$ 1		2,414	(7,872)		(3,996)
Balance, shares at Dec. 31, 2022		8,750,000	381,658		28,230,842
Issuance of Non-Voting Common Stock to Parent company members									$ 4,620
Balance, shares									890,310
Stock-based compensation expense							1,765			1,765
Net loss								(16,485)		(16,485)
Sale of Series B Preferred Stock, net of direct costs							14,945			14,945
Balance, shares			2,570,394
Sale of Series B-1 Preferred Stock							1,193			1,193
Sale of Series "B-1" Preferred Stock shares, net of direct costs, shares				89,781
Issuance of Series B Preferred Stock for conversion of Notes and accrued interest							6,404			6,404
Issuance of Series B Preferred Stock shares for conversion of Notes and accrued interest, shares			1,219,393
Deemed dividend related to ROFN Agreement derivative liability	(1,461)						(1,112)			(2,573)
Balance at Dec. 31, 2023					$ 1		$ 25,609	$ (24,357)		$ 1,253
Balance, shares at Dec. 31, 2023		8,750,000	4,171,445	89,781	28,230,842